Other Payables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Statement Line Items [Line Items]
Employees and payroll accruals | ₪	₪ 972		₪ 924
Accrued expenses | ₪	231		152
Other payables, total | ₪	₪ 1,203		₪ 1,076
USD [Member]
Statement Line Items [Line Items]
Employees and payroll accruals | $		$ 281
Accrued expenses | $		67
Other payables, total | $		$ 348